UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
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Address:   800 Third Avenue, 10th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11621
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 330-2235
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY             11/14/06
      ------------------------    -------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:       $207,129
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                 Form 13F File Number                Name





















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
                                                                       FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ --------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
ACCREDITED HOME LENDRS HLDG      COM             00437P107   5,391   150,000  SH CALL   SOLE              150,000    0       0
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AETHER HLDGS INC                 COM             00809C106   1,782   300,000  SH        SOLE              300,000    0       0
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ALTRIA GROUP INC                 COM             02209S103   7,655   100,000  SH CALL   SOLE              100,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB INC           COM             05548J106   3,067   105,100  SH PUT    SOLE              105,100    0       0
------------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP                     COM             132011107   4,422   213,500  SH        SOLE              213,500    0       0
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC              COM NEW         16411R208   2,421    81,484  SH        SOLE               81,484    0       0
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP           COM             165167107   2,898   100,000  SH        SOLE              100,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
COGENT INC                       COM             19239Y108   2,746   200,000  SH        SOLE              200,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
EQUITABLE RES INC                COM             294549100   1,749    50,000  SH        SOLE               50,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW                CL B            36467W208   8,942   200,000  SH        SOLE              200,000    0       0
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GLENAYRE TECHNOLOGIES INC        COM             377899109   1,760   800,000  SH        SOLE              800,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP                      COM NEW         37957F200   6,500 1,397,900  SH        SOLE            1,397,900    0       0
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC                CALL            413619107   3,322    50,000  SH CALL   SOLE               50,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC                CALL            413619107  13,286   200,000  SH CALL   SOLE              200,000    0       0
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ISHARES TR                       RUSSELL 2000    464287655   7,200   100,000  SH PUT    SOLE              100,000    0       0
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LIGAND PHARMACEUTICALS INC       CL B            53220K207   3,263   325,000  SH        SOLE              325,000    0       0
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NASDAQ 100 TR                    UNIT SER 1      631100104   4,065   100,000  SH PUT    SOLE              100,000    0       0
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PARTICLE DRILLING TECHNOLOGI     COM             70212G101     644   248,780  SH        SOLE              248,780    0       0
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PINNACLE AIRL CORP               COM             723443107   1,853   250,000  SH        SOLE              250,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC               COM             75952B105   1,847   150,000  SH        SOLE              150,000    0       0
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SPDR TR                          UNIT SER 1      78462F103   7,681    57,500  SH PUT    SOLE               57,500    0       0
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SPDR TR                          UNIT SER 1      78462F103  13,358   100,000  SH PUT    SOLE              100,000    0       0
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SPDR TR                          UNIT SER 1      78462F103  13,358   100,000  SH PUT    SOLE              100,000    0       0
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SPDR TR                          UNIT SER 1      78462F103  20,037   150,000  SH PUT    SOLE              150,000    0       0
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SPDR TR                          UNIT SER 1      78462F103  26,716   200,000  SH PUT    SOLE              200,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
SAVIENT PHARMACEUTICALS INC      COM             80517Q100   3,565   547,579  SH        SOLE              547,579    0       0
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SCOTTISH RE GROUP LIMITED        SHS             G73537410   4,348   400,000  SH        SOLE              400,000    0       0
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URBAN OUTFITTERS INC             COM             917047102     443    25,000  SH CALL   SOLE               25,000    0       0
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URBAN OUTFITTERS INC             COM             917047102   1,329    75,000  SH CALL   SOLE               75,000    0       0
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VALERO ENERGY CORP NEW           COM             91913Y100   5,404   105,000  SH CALL   SOLE              105,000    0       0
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WENDYS INTL INC                  COM             950590109   6,700   100,000  SH CALL   SOLE              100,000    0       0
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WENDYS INTL INC                  COM             950590109  17,588   262,500  SH CALL   SOLE              262,500    0       0
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WILLIAMS COS INC DEL             COM             969457100   1,790    75,000  SH        SOLE               75,000    0       0
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